PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [Abstract]
Schedule of reconciliation of defined benefit obligations and plan assets
A reconciliation of the defined benefit obligations and plan assets is presented in the table below for the years ended:

	Pension Plans		Other plans
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	$	$	$	$
Defined benefit obligations
Balance, beginning of year	80,696	86,462	2,780	3,152
Current service cost	1,036	1,193	60	44
Interest cost	3,228	3,031	106	106
Benefits paid	(5,476)	(3,701)	(70)	(71)
Actuarial (gains) losses from demographic assumptions	(542)	(163)	17	21
Actuarial losses (gains) from financial assumptions	10,924	(5,186)	209	(210)
Experience losses (gains)	692	266	(273)	(113)
Foreign exchange rate adjustment	590	(1,206)	78	(149)
Balance, end of year	91,148	80,696	2,907	2,780
Fair value of plan assets
Balance, beginning of year	68,578	60,316	—	—
Interest income	2,713	2,217	—	—
Return on plan assets (excluding amounts included in net interest expense)	11,789	(2,369)	—	—
Contributions by the employer	1,261	13,805	—	—
Benefits paid	(5,476)	(3,701)	—	—
Administration expenses	(422)	(611)	—	—
Foreign exchange rate adjustment	560	(1,079)	—	—
Balance, end of year	79,003	68,578	—	—
Funded status – deficit	12,145	12,118	2,907	2,780

Schedule of disclosure of defined benefit plans
The significant weighted average assumptions which were used to measure defined benefit obligations are as follows for the years ended:

	US plans		Canadian plans
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
Discount rate
Pension plans (End of the Year) (1)	2.98%	4.05%	3.15%	3.95%
Pension plans (Current Service Cost) (2)	4.13%	3.69%	4.10%	3.55%
Other plans (End of the Year) (1)	2.60%	3.71%	3.15%	3.95%
Other plans (Current Service Cost) (2)	3.91%	4.17%	4.10%	3.55%
Life expectancy at age 65 (in years) (3)
Current pensioner - Male	20	20	22	22
Current pensioner - Female	22	22	25	25
Current member aged 45 - Male	21	22	23	23
Current member aged 45 - Female	23	24	26	26

(1)	Represents the discount rate used to calculate the accrued benefit obligation at the end of the year and applied to other components such as interest cost in the following year.

(2)	Represents the discount rate used to calculate annual service cost.

(3)	Utilizes mortality tables issued by the Society of Actuaries and the Canadian Institute of Actuaries.
The defined benefit obligations and fair value of plan assets broken down by geographical locations is as follows for the years ended:

	December 31, 2019
	US	Canada	Total
	$	$	$
Defined benefit obligations	75,571	18,484	94,055
Fair value of plan assets	(63,877)	(15,126)	(79,003)
Deficit in plans	11,694	3,358	15,052

	December 31, 2018
	US	Canada	Total
	$	$	$
Defined benefit obligations	68,411	15,065	83,476
Fair value of plan assets	(56,186)	(12,392)	(68,578)
Deficit in plans	12,225	2,673	14,898

Schedule of funded status of defined benefit plans
The defined benefit obligations for pension plans broken down by funding status are as follows for the years ended:

	December 31, 2019	December 31, 2018
	$	$
Wholly unfunded	12,187	10,567
Wholly funded or partially funded	78,961	70,129
Total obligations	91,148	80,696

Schedule of reconciliation of pension and other post-retirement benefits recognized in Balance Sheets
A reconciliation of pension and other post-retirement benefits recognized in the consolidated balance sheets is as follows for the years ended:

	December 31, 2019	December 31, 2018
	$	$
Pension Plans
Present value of the defined benefit obligations	91,148	80,696
Fair value of the plan assets	79,003	68,578
Deficit in plans	12,145	12,118
Assets recognized in Other assets	1,966	—
Liabilities recognized	14,111	12,118
Pension benefits recognized in balance sheets	12,145	12,118
Other plans
Present value of the defined benefit obligations and deficit in the plans	2,907	2,780
Liabilities recognized	2,907	2,780
Total plans
Total assets recognized in Other assets	1,966	—
Total liabilities recognized	17,018	14,898
Total pension and other post-retirement benefits recognized in balance sheets	15,052	14,898

Schedule of composition of plan assets based on fair value
The composition of plan assets based on the fair value was as follows for the years ended:

	December 31, 2019	December 31, 2018
	$	$
Asset category
Cash	110	106
Equity instruments	13,753	10,682
Fixed income instruments	65,140	57,790
Total	79,003	68,578

Schedule of defined benefit expenses recognized in Consolidated Earnings
The following tables present the defined benefit expenses recognized in consolidated earnings for each of the years in the three-year period ended December 31, 2019:

	Pension Plans			Other plans
	2019	2018	2017	2019	2018	2017
	$	$	$	$	$	$
Current service cost	1,036	1,193	1,076	60	44	46
Administration expenses	422	611	507	—	—	—
Net interest expense	515	814	1,071	106	106	111
Net costs recognized in the statement of consolidated earnings	1,973	2,618	2,654	166	150	157

	Total Plans
	2019	2018	2017
	$	$	$
Current service cost	1,096	1,237	1,122
Administration expenses	422	611	507
Net interest expense	621	920	1,182
Net costs recognized in the statement of consolidated earnings	2,139	2,768	2,811

Schedule of defined benefit plan liability remeasurement recognized in OCI
The table below presents the defined benefit liability or asset remeasurement recognized in OCI for each of the years in the three-year period ended December 31, 2019:

	Pension Plans			Other plans
	2019	2018	2017	2019	2018	2017
	$	$	$	$	$	$
Actuarial gains (losses) from demographic assumptions	542	163	1,052	(17)	(21)	565
Actuarial (losses) gains from financial assumptions	(10,924)	5,186	(3,989)	(209)	210	(133)
Experience (losses) gains	(692)	(266)	(2,077)	273	113	(707)
Return on plan assets (excluding amounts included in net interest expense)	11,789	(2,369)	5,591	—	—	—
Total amounts recognized in OCI	715	2,714	577	47	302	(275)

Schedule of sensitivity analysis for actuarial assumptions
The sensitivity analysis below has been determined based on reasonably possible changes in the assumptions, in isolation from one another, occurring at the end of the reporting period. This analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in the assumptions would occur in isolation from one another as some of the assumptions may be correlated. An increase or decrease of 1% in the discount rate or an increase or decrease of one year in mortality rate would result in the following increase (decrease) in the defined benefit obligations:

	12/31/2019	12/31/2018
	$	$
Discount rate
Increase of 1%	(11,157)	(9,539)
Decrease of 1%	13,812	11,729
Mortality rate
Life expectancy increased by one year	2,891	2,263
Life expectancy decreased by one year	(3,155)	(2,392)